INTANGIBLE ASSETS AND GOODWILL - Finite useful lives (Details) - Customer relationships	12 Months Ended
Dec. 31, 2018
Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years